Intangible assets - Balances (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Total intangible assets
Intangible assets	$ 638	$ 670
Total intangible assets, including goodwill	10,746	10,886
Computer software
Total intangible assets
Intangible assets	2,675	2,797	$ 2,264
Computer software | Gross amount
Total intangible assets
Intangible assets	8,856	8,450
Computer software | Accumulated amortisation and impairment
Total intangible assets
Intangible assets	(6,181)	(5,653)
Brand Names
Total intangible assets
Intangible assets	638	670
RAMS brand name
Total intangible assets
Intangible assets		32
Consumer
Total intangible assets
Intangible assets	350	382
Business & Wealth
Total intangible assets
Intangible assets	288	288
Parent Entity
Total intangible assets
Intangible assets	636	636
Total intangible assets, including goodwill	9,131	9,260
Parent Entity | Computer software
Total intangible assets
Intangible assets	2,242	2,371	$ 1,992
Parent Entity | Computer software | Gross amount
Total intangible assets
Intangible assets	7,493	7,187
Parent Entity | Computer software | Accumulated amortisation and impairment
Total intangible assets
Intangible assets	(5,251)	(4,816)
Parent Entity | Brand Names
Total intangible assets
Intangible assets	636	636
Parent Entity | Consumer
Total intangible assets
Intangible assets	350	350
Parent Entity | Business & Wealth
Total intangible assets
Intangible assets	$ 286	$ 286